Equity (Details) - USD ($)							1 Months Ended	12 Months Ended
	Oct. 04, 2024	Feb. 11, 2024	Jan. 20, 2024	Jun. 17, 2022	Jun. 03, 2022	Sep. 09, 2021	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jun. 24, 2025	Aug. 01, 2019
Equity [Line Items]
Shares authorized	10,000,000
Purchase price (in Dollars per share)		$ 2.5			$ 5
Offering costs (in Dollars)					$ 2,507,160
Service fee (in Dollars)			$ 200,000	$ 200,000
Share-based compensation expenses (in Dollars)				$ 200,000
Company's shares			50,000
Net proceeds of private placement (in Dollars)									$ 4,389,992
Warrants per share (in Dollars per share)								$ 0.01
Ordinary shares equal percentage								6.00%
Exercise price percentage								120.00%
Exercisable years								3 years
Cancel of warrants							300,000
Cash consideration (in Dollars)							$ 300,000
Paid to underwriter (in Dollars)									300,000
Warrant [Member]
Equity [Line Items]
Share par value (in Dollars per share)		$ 2.75
Warrants issued and outstanding (in Dollars)
Sole Shareholder [Member]
Equity [Line Items]
Surrendered ordinary shares						20,000,000
Surrendered par value (in Dollars per share)						$ 0.001
Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)						$ 0.001
Share capital (in Dollars)						$ 150,000
Shares authorized						150,000,000
Ordinary Shares [Member]
Equity [Line Items]
Capital shares authorized								50,000,000
Share par value (in Dollars per share)								$ 0.001
Ordinary shares issued		2,000,000										50,000,000
Unissued ordinary share	10,000,000
Number of share issued										5,000,000
Aggregation of ordinary shares								28,668	11,172	4,635
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)						$ 0.001
Share capital (in Dollars)						$ 50,000
Shares authorized						50,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Share par value (in Dollars per share)								$ 0.001	$ 0.001
Ordinary shares issued								37,044,475	37,015,807
Shares authorized								900,000,000	900,000,000
Vote per share	one
Ordinary shares, outstanding								37,044,475	37,015,807
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											1,000,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											990,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											900,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Share par value (in Dollars per share)								$ 0.001	$ 0.001
Ordinary shares issued
Shares authorized								100,000,000	100,000,000
Vote per share	fifty
Unissued ordinary share	10,000,000
Ordinary shares, outstanding
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											1,000,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											100,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares authorized											10,000,000
Unissued Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Share par value (in Dollars per share)											$ 0.001
Shares authorized											90,000,000
Unissued Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Share par value (in Dollars per share)											$ 0.001
Shares authorized											90,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares issued					5,000,000
Net proceeds from IPO (in Dollars)					$ 22,492,840			$ 25,000,000
Number of share issued					5,000,000
Ordinary Shares [Member]
Equity [Line Items]
Number of share issued				50,000
Aggregation of ordinary shares								28,668	11,172	4,365
Private Placement [Member]
Equity [Line Items]
Share par value (in Dollars per share)		$ 0.001
Ordinary shares issued		2,000,000
Net proceeds of private placement (in Dollars)		$ 4,389,992
Private Placement [Member] | Warrant [Member]
Equity [Line Items]
Share par value (in Dollars per share)		$ 2.75
Private Placement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		2,000,000